Inventories (Details 1) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Inventories [Abstract]
Raw material reserves	$ 1,865	$ 1,934
Products-in-progress reserves	59,858	66,122
Finished product reserves	14,169	12,874
Total	$ 75,892	$ 80,930